35. FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Monetary assets		$ 4.3	$ 10.4
Monetary liabilities		6.6	19.7
Net currency exposure		(2.3)	(9.3)
USD
Disclosure of detailed information about financial instruments [line items]
Monetary assets	[1]	0.6	0.1
Monetary liabilities	[1]	6.3	18.6
Net currency exposure	[1]	(5.7)	(18.5)
EUR
Disclosure of detailed information about financial instruments [line items]
Monetary assets		0.0	10.3
Monetary liabilities		0.1	0.2
Net currency exposure		(0.1)	10.1
CAD
Disclosure of detailed information about financial instruments [line items]
Monetary assets		3.7	0.0
Monetary liabilities		0.0	0.0
Net currency exposure		3.7	0.0
CHF
Disclosure of detailed information about financial instruments [line items]
Monetary assets		0.0	0.0
Monetary liabilities		0.2	0.9
Net currency exposure		$ (0.2)	$ (0.9)

[1]	USD held by Canadian subsidiaries